GOF-P6 05/24

SUPPLEMENT DATED MAY 14, 2025

TO THE PROSPECTUS OF EACH

FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Stifel, Nicolaus & Company, Inc. disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

STIFEL, NICOLAUS & COMPANY, INCORPORATED AND ITS BROKER DEALER AFFILIATES (“STIFEL”)

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the fund’s SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of Accumulation

• Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in Franklin Templeton funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end Sales Charge Waivers on Class A Shares Available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

• Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) shares of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

• Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

• Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

• Shares from rollovers into Stifel from retirement plans to IRAs.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

• Purchases of Class 529-A shares through a rollover from another 529 plan.

• Purchases of Class 529-A shares made for reinvestment of refunded amounts.

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

• Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

• Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

• Shares acquired through a right of reinstatement.

• Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

• Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

• Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund	October 1, 2024

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2024

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2024

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2025
Franklin Growth Fund	February 1, 2025

Fund	Date of Prospectus
Franklin Income Fund	February 1, 2025
Franklin U.S. Government Securities Fund	February 1, 2025
Franklin Utilities Fund	February 1, 2025

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2024

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2025
Franklin Corefolio Allocation Fund	May 1, 2025
Franklin Global Allocation Fund	May 1, 2025
Franklin Growth Allocation Fund	May 1, 2025
Franklin LifeSmart™ Retirement Income Fund	May 1, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2025
Franklin Moderate Allocation Fund	May 1, 2025

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund	December 1, 2024

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund	December 1, 2024

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2025

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2025
Franklin Equity Income Fund	March 1, 2025
Franklin Floating Rate Daily Access Fund	March 1, 2025
Franklin Long Duration Credit Fund	March 1, 2025
Franklin Low Duration Total Return Fund	March 1, 2025
Franklin Low Duration U.S. Government Securities Fund	March 1, 2025
Franklin Managed Income Fund	March 1, 2025
Franklin Total Return Fund	March 1, 2025

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2025

Fund	Date of Prospectus

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2024

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund	May 1, 2025
Franklin Mutual Global Discovery Fund	May 1, 2025
Franklin Mutual International Value Fund	May 1, 2025
Franklin Mutual Quest Fund	May 1, 2025
Franklin Mutual Shares Fund	May 1, 2025

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund	July 1, 2024

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2025

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2024

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund	September 1, 2024
Franklin Growth Opportunities Fund	September 1, 2024
Franklin Natural Resources Fund	September 1, 2024
Franklin Small Cap Growth Fund	September 1, 2024
Franklin Small-Mid Cap Growth Fund	September 1, 2024
Franklin Core Plus Bond Fund	September 1, 2024

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2024
Franklin Arizona Tax-Free Income Fund	July 1, 2024
Franklin Colorado Tax-Free Income Fund	July 1, 2024
Franklin Connecticut Tax-Free Income Fund	July 1, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2024
Franklin Federal Limited-Term Tax-Free Income Fund	July 1, 2024
Franklin Georgia Tax-Free Income Fund	July 1, 2024
Franklin High Yield Tax-Free Income Fund	July 1, 2024
Franklin Louisiana Tax-Free Income Fund	July 1, 2024
Franklin Maryland Tax-Free Income Fund	July 1, 2024
Franklin Massachusetts Tax-Free Income Fund	July 1, 2024
Franklin Michigan Tax-Free Income Fund	July 1, 2024
Franklin Minnesota Tax-Free Income Fund	July 1, 2024
Franklin Missouri Tax-Free Income Fund	July 1, 2024
Franklin New Jersey Tax-Free Income Fund	July 1, 2024
Franklin North Carolina Tax-Free Income Fund	July 1, 2024
Franklin Ohio Tax-Free Income Fund	July 1, 2024
Franklin Oregon Tax-Free Income Fund	July 1, 2024
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2024

Fund	Date of Prospectus
Franklin Virginia Tax-Free Income Fund	July 1, 2024

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund	March 1, 2025
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2025
Franklin Small Cap Value Fund	March 1, 2025

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust	May 1, 2025

TEMPLETON FUNDS
Templeton Foreign Fund	January 1, 2025
Templeton World Fund	January 1, 2025

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund	January 1, 2025
Templeton Global Balanced Fund	May 1, 2025

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund	January 1, 2025

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc.	January 1, 2025

TEMPLETON INCOME TRUST
Templeton Global Bond Fund	May 1, 2025
Templeton Global Total Return Fund	May 1, 2025
Templeton International Bond Fund	May 1, 2025
Templeton Sustainable Emerging Markets Bond Fund	May 1, 2025

Please retain this supplement for future reference.